Liability under insurance contracts - Summary of income or expenses on insurance (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance income:
Premium income		₩ 6,255,872	₩ 7,037,308	₩ 7,386,854
Reinsurance income		153,534	152,892	146,564
Separate account income		75,117	57,553	36,007
Insurance Income total		6,484,523	7,247,753	7,569,425
Insurance expenses:
Claims paid		5,346,364	5,564,875	5,436,069
Reinsurance premium expenses		175,282	167,215	165,979
Provision for policy reserves	[1]	933,875	1,311,252	1,724,816
Separate account expenses		75,116	57,553	36,007
Acquisition costs		687,469	802,942	805,508
Collection expenses and discount fee		16,810	19,922	19,706
Deferred acquisition costs		(397,196)	(486,972)	(495,534)
Amortization of deferred acquisition costs		422,189	414,898	373,800
Insurance expenses total		7,259,909	7,851,685	8,066,351
Net loss on insurance		₩ (775,386)	₩ (603,932)	₩ (496,926)

[1]	Interest expenses on savings insurance contracts are included